GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Total revenue	$ 172,955	$ 177,283	$ 172,955
UNITED STATES
Total revenue		50,298	41,338
Other North America And Canada [Member]
Total revenue		920	1,361
North America [Member]
Total revenue		51,218	42,699
INDIA
Total revenue		38,822	41,467
JAPAN
Total revenue		61,757	64,228
Other Asia [Member]
Total revenue		3,841	1,961
Asia [Member]
Total revenue		104,420	107,656
Europe [Member]
Total revenue		5,749	8,054
Africa [Member]
Total revenue		8,607	7,105
Latin America [Member]
Total revenue		$ 7,289	$ 7,441